Note 19 - Pension Plan - Changes in Plan Assets (Details) - Pension Plan [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair value of plan assets	$ 37,177	$ 38,813
Expected net return on plan assets	395	689
Employer	321	634
Plan participants	185	246
Benefits paid	(371)	(601)
Individual settlements	(35)	84
Settlement due to amendment of contract	(45,388)
Settled benefits due to the purchase of annuity contracts	(319)
Other costs	(113)	(171)
Foreign exchange	(1,142)	(1,853)
Expected fair value of plan assets - December 31	(9,290)	37,841
Actuarial (gain)/loss, net of foreign exchange	9,300	(664)
Fair value of plan assets	$ 10	$ 37,177